ALLOWANCE FOR LOAN AND LEASE LOSSES (Details 1) (BRL) In Millions	Dec. 31, 2010
Credit Card [Member] | Loan Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	2,743
Personal Loans [Member] | Loan Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	2,241
Vehicles [Member] | Loan Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	3,315
Mortgage Loans [Member] | Loan Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	165
Corporate [Member] | Loan Impaired [Member]
Corporate	884
Small and Medium Businesses [Member] | Loan Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	4,857
Loan Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	8,464
Total	14,256
Loan Impaired [Member] | Foreign Loans Latin America [Member]
Financing Receivable Collectively Evaluated For Impairment	51
Credit Card [Member] | Allowance Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	1,667
Personal Loans [Member] | Allowance Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	1,403
Vehicles [Member] | Allowance Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	1,938
Mortgage Loans [Member] | Allowance Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	63
Corporate [Member] | Allowance Impaired [Member]
Corporate	454
Small and Medium Businesses [Member] | Allowance Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	3,412
Allowance Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	5,071
Total	8,972
Allowance Impaired [Member] | Foreign Loans Latin America [Member]
Financing Receivable Collectively Evaluated For Impairment	35
Credit Card [Member] | Loan Not Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	33,454
Personal Loans [Member] | Loan Not Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	21,777
Vehicles [Member] | Loan Not Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	56,939
Mortgage Loans [Member] | Loan Not Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	7,855
Corporate [Member] | Loan Not Impaired [Member]
Corporate	75,700
Small and Medium Businesses [Member] | Loan Not Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	74,757
Loan Not Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	120,025
Total	283,913
Loan Not Impaired [Member] | Foreign Loans Latin America [Member]
Financing Receivable Collectively Evaluated For Impairment	13,431
Credit Card [Member] | Allowance Not Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	6,072
Personal Loans [Member] | Allowance Not Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	2,115
Vehicles [Member] | Allowance Not Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	1,771
Mortgage Loans [Member] | Allowance Not Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	49
Corporate [Member] | Allowance Not Impaired [Member]
Corporate	617
Small and Medium Businesses [Member] | Allowance Not Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	4,293
Allowance Not Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	6,072
Total	11,166
Allowance Not Impaired [Member] | Foreign Loans Latin America [Member]
Financing Receivable Collectively Evaluated For Impairment	184
Credit Card [Member] | Loan Total [Member]
Financing Receivable Collectively Evaluated For Impairment	36,197
Personal Loans [Member] | Loan Total [Member]
Financing Receivable Collectively Evaluated For Impairment	24,018
Vehicles [Member] | Loan Total [Member]
Financing Receivable Collectively Evaluated For Impairment	60,254
Mortgage Loans [Member] | Loan Total [Member]
Financing Receivable Collectively Evaluated For Impairment	8,020
Corporate [Member] | Loan Total [Member]
Corporate	76,584
Small and Medium Businesses [Member] | Loan Total [Member]
Financing Receivable Collectively Evaluated For Impairment	79,614
Loan Total [Member]
Financing Receivable Collectively Evaluated For Impairment	128,489
Total	298,169
Loan Total [Member] | Foreign Loans Latin America [Member]
Financing Receivable Collectively Evaluated For Impairment	13,482
Credit Card [Member] | Allowance Total [Member]
Financing Receivable Collectively Evaluated For Impairment	3,804
Personal Loans [Member] | Allowance Total [Member]
Financing Receivable Collectively Evaluated For Impairment	3,518
Vehicles [Member] | Allowance Total [Member]
Financing Receivable Collectively Evaluated For Impairment	3,709
Mortgage Loans [Member] | Allowance Total [Member]
Financing Receivable Collectively Evaluated For Impairment	112
Corporate [Member] | Allowance Total [Member]
Corporate	1,071
Small and Medium Businesses [Member] | Allowance Total [Member]
Financing Receivable Collectively Evaluated For Impairment	7,705
Allowance Total [Member]
Financing Receivable Collectively Evaluated For Impairment	11,143
Total	20,138
Allowance Total [Member] | Foreign Loans Latin America [Member]
Financing Receivable Collectively Evaluated For Impairment	219